UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2025 to April 30, 2025

Commission File Number of issuing entity: 333-228364-19

Central Index Key Number of issuing entity: 0001890433

DRIVE AUTO RECEIVABLES TRUST 2021-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228364

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Corey Henry, Phone: 214-292-1930

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

83-6857265

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on May 15, 2025 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

On May 9, 2025, Santander Bank, N.A., as servicer (the “Servicer”), Santander Drive Auto Receivables LLC (“Santander Drive”), as seller, and Wilmington Trust, National Association, as indenture trustee, entered into a second amendment (such amendment, the “SSA Amendment”) to the Sale and Servicing Agreement dated as of November 17, 2021. The SSA Amendment removes the covenant of Santander Consumer USA Inc. (“SC”) relating to compliance with the European Securitization Rules (as defined in the Sale and Servicing Agreement) contained in Section 9.26 of such agreement and the threshold determining when the Servicer can exercise the Optional Purchase and the related Optional Purchase Price (each as defined in the Sale and Servicing Agreement). A form of the SSA Amendment is attached hereto as Exhibit 10.1.

On May 13, 2025, Santander Drive and Wells Fargo Delaware Trust Company, N.A., as owner trustee, entered into a second amendment (such amendment, the “Trust Agreement Amendment”) to the Amended and Restated Trust Agreement dated as of November 17, 2021. The Trust Agreement Amendment recharacterized the tax treatment of Drive Auto Receivables Trust 2021-3 (the “Issuer”) and the purpose of the Issuer for tax purposes, and removed the rules relating to federal income tax allocations for the Issuer contained in Section 2.12 of such agreement. A form of the Trust Agreement Amendment is attached hereto as Exhibit 10.2.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 10.1	Amendment to the Sale and Servicing Agreement

Exhibit 10.2	Amendment to the Amended and Restated Trust Agreement

Exhibit 99.1	Monthly Servicer’s Certificate dated May 12, 2025

Exhibit 102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on May 15, 2025)

Exhibit 103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on May 15, 2025)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 15, 2025

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

/s/ Corey Henry
Name: Corey Henry
Title: Senior Vice President, Treasury

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